UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: April 30, 2010
Estimated average burden
hours per response: 10.5
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2009

Date of Reporting Period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2008 (unaudited)
Shares
(000)		Value*
COMMON STOCK-71.8%
	Banking-3.8%
700	Bank of America Corp. (a)	$26,278,000
600	KeyCorp (a)	14,478,000
1,000	Regions Financial Corp. (a)	21,920,000
750	Wachovia Corp. (a)	21,862,500
		84,538,500
	Beverages-2.4%
600	Anheuser-Busch Cos., Inc. (a)	29,520,000
400	Coca-Cola Co.	23,548,000
		53,068,000
	Chemicals-3.4%
1,900	Dow Chemical Co. (a)	76,285,000

	Commercial Services & Supplies-2.1%
400	R.R. Donnelley & Sons Co. (a)	12,256,000
979	Waste Management, Inc.	35,352,730
		47,608,730
	Computers & Peripherals-1.9%
2,300	Seagate Technology, Inc. (a)	43,401,000

	Diversified Financial Services-0.9%
400	JP Morgan Chase & Co. (a)	19,060,000

	Diversified Telecommunication Services-6.1%
700	AT&T, Inc. (a)	27,097,000
700	Verizon Communications, Inc. (a)	26,936,000
7,000	Windstream Corp. (a)	82,180,000
		136,213,000
	Electronic Equipment & Instruments-1.8%
325	Diamond Offshore Drilling, Inc.	40,758,250

	Energy Equipment & Services-1.8%
900	Halliburton Co.	41,319,000

	Food Products-1.4%
1,000	Kraft Foods, Inc.—Class A	31,630,000

	Household Durables-2.7%
500	Black & Decker Corp.	32,815,000
400	Whirlpool Corp.	29,112,000
		61,927,000
	Household Products-1.4%
500	Kimberly-Clark Corp.	31,995,000

	Insurance-3.9%
700	Allstate Corp. (a)	35,252,000
500	Lincoln National Corp. (a)	26,880,000
500	Travelers Cos., Inc.	25,200,000
		87,332,000
	Leisure Equipment & Products-1.7%
2,000	Mattel, Inc. (a)	37,500,000

	Machinery-1.4%
400	Caterpillar, Inc. (a)	32,752,000

	Media-2.5%
1,200	CBS Corp.—Class B	27,684,000
1,000	Gannett Co. (a)	28,620,000
		56,304,000
	Metals & Mining-1.8%
1,200	Alcoa, Inc.	41,736,000

	Multi-Utilities-1.4%
683	Ameren Corp.	30,962,736

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2008 (unaudited)
Shares
(000)			Value*
	Oil & Gas-10.2%
400	Chevron Corp. (a)		$38,460,000
388	ConocoPhillips		33,391,740
800	Marathon Oil Corp.		36,456,000
416	Occidental Petroleum Corp.		34,598,718
550	Royal Dutch Shell PLC, ADR		44,170,500
500	Total SA, ADR		42,000,000
			229,076,958
	Pharmaceuticals-8.2%
1,850	GlaxoSmithKline PLC, ADR (a)		81,603,500
3,600	Pfizer, Inc. (a)		72,396,000
700	Wyeth (a)		31,129,000
			185,128,500
	Real Estate (REIT)-1.5%
1,933	Host Hotels & Resorts, Inc.		33,251,040

	Road & Rail-1.8%
700	Norfolk Southern Corp. (a)		41,706,000

	Semiconductors & Semiconductor Equipment-1.5%
1,554	Intel Corp.		34,589,815

	Specialty Retail-3.2%
2,500	Home Depot, Inc. (a)		72,000,000

	Textiles, Apparel & Luxury Goods-0.8%
250	VF Corp.		18,595,000

	Tobacco-2.2%
1,096	Altria Group, Inc. (a)		21,910,000
500	Reynolds American, Inc. (a)		26,925,000
			48,835,000

	Total Common Stock (cost-$1,743,220,867)		1,617,572,529

CONVERTIBLE PREFERRED STOCK-17.9%
		Credit Rating
		(Moody's/S&P)
	Agriculture-0.7%
	Bunge Ltd.,
76	4.875%, 12/31/49	Ba1/BB	10,514,706
4	5.125%, 12/1/10	NR/BB	4,220,000
			14,734,706
	Automotive-0.5%
575	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	10,686,462

	Banking-2.5%
12	Bank of America Corp., 7.25%, 12/31/49	A1/A+	12,815,100
	Wachovia Corp.,
386	13.15%, 3/30/09, Ser. GE (General Electric Co.) (f)	Aa3/AA-	12,775,663
258	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (f)	Aa3/AA-	12,128,218
129	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (f)	Aa1/AA+	17,500,259
			55,219,240
	Commercial Services-0.2%
161	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	4,804,583

	Diversified Financial Services-5.2%
117	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (d) (f)	Aa3/AA-	2,808,085
138	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	7,173,232
	Credit Suisse Group,
505	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (f)	Aa1/AA-	13,889,323
179	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (f)	Aa1/AA-	11,463,271
	Eksportfinans A/S,
297	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (f)	Aaa/AA+	13,122,662
866	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aaa/AA+	12,640,776
597	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3/NR	15,094,337
86	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	2,777,630

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2008 (unaudited)
Shares
(000)			Value*
	Diversified Financial Services (continued)
	Lehman Brothers Holdings, Inc.,
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	A1/A+	$14,986,156
178	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (f)	A1/A+	12,149,616
97	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (f)	A1/A+	10,633,668
			116,738,756
	Electric-2.0%
244	AES Trust III, 6.75%, 10/15/29	B3/B-	11,570,340
230	Entergy Corp., 7.625%, 2/17/09	NR/BBB	15,460,600
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	18,181,203
			45,212,143
	Hand/Machine Tools-0.6%
16	Stanley Works, 5.125%, 5/17/12 (d)	A2/A	13,658,537

	Insurance-1.2%
429	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	12,666,752
213	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	6,827,913
504	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	7,084,949
			26,579,614
	Investment Companies-0.7%
	Vale Capital Ltd.,
175	5.50%, 6/15/10, Ser. RIO-P (CompanhiaVale ADS)	NR/NR	12,607,875
56	5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce)	NR/NR	4,162,500
			16,770,375
	Metals & Mining-0.6%
89	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	14,440,557

	Oil & Gas-0.7%
107	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	15,542,981

	Pharmaceuticals-0.4%
47	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	8,555,388

	Real Estate (REIT)-0.5%
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	11,680,536

	Savings & Loans-0.2%
143	Washington Mutual Capital Trust, 5.375%, 5/3/41	Ba1/BBB-	4,753,782

	Sovereign-1.3%
	Svensk Exportkredit AB,
362	10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (f)	Aa1/AA+	15,896,962
162	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (f)	Aa1/AA+	14,182,392
			30,079,354
	Telecommunications-0.6%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	13,855,910

	Total Convertible Preferred Stock (cost-$409,831,086)		403,312,924
CONVERTIBLE BONDS & NOTES-5.9%
Principal
Amount
(000)
	Auto Manufacturers-0.6%
$11,760	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	13,127,100

	Commercial Services-0.7%
	Quanta Services, Inc.,
3,000	3.75%, 4/30/26 (b) (c)	NR/BB	4,091,250
7,930	3.75%, 4/30/26	NR/BB	10,814,538
			14,905,788
	Computers-0.6%
2,000	EMC Corp., 1.75%, 12/1/13	NR/BBB+	2,405,000
11,485	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	12,116,675
			14,521,675
	Electrical Components & Equipment-0.0%
750	General Cable Corp., 0.875%, 11/15/13	B1/B+	1,106,250

	Hotel/Gaming-0.1%
1,390	Mandalay Resort Group, 3.349%, 3/21/33 (d)	Ba2/BB	1,966,850

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2008 (unaudited)
Principal
Amount
(000)			Value*
	Internet-0.5%
$10,605	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/B+	$11,625,731

	Oil & Gas-0.5%
6,035	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB+	10,885,631

	Real Estate (REIT)-0.7%
5,045	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	4,426,987
9,500	Digital Realty Trust L.P., 4.125%, 8/15/26 (b) (c)	NR/NR	12,232,200
			16,659,187
	Retail-0.6%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	12,608,000

	Semiconductors-0.3%
4,000	Cypress Semiconductor Corp., 1.00%, 9/15/09	NR/NR	5,175,000
1,500	Intel Corp., 2.95%, 12/15/35	NR/A-	1,496,250
			6,671,250
	Software-0.2%
5,000	Lawson Software, Inc., 2.50%, 4/15/12 (b) (c)	NR/NR	4,812,500

	Telecommunications-1.1%
13,300	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	11,371,500
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB-	13,090,000
			24,461,500

	Total Convertible Bonds & Notes (cost-$128,274,848)		133,351,462
SHORT-TERM INVESTMENTS-4.7%
	Time Deposits-4.7%
84,784	Citibank—London, 1.69%, 5/1/08		84,783,611
18,665	Royal Bank of Canada—London, 1.69%, 5/1/08		18,665,094
2,832	Societe Generale—London, 1.69%, 5/1/08		2,832,230
	(cost-$106,280,935)		106,280,935

	Total Investments, before call options written (cost-$2,387,607,736)-100.3%		2,260,517,850

CALL OPTIONS WRITTEN (e)-(0.5)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Index,
200	strike price $980, expires 5/17/08		(272,000)
800	strike price $990, expires 5/17/08		(748,000)
150	strike price $1010, expires 5/17/08		(54,750)
300	strike price $1015, expires 5/23/08		(174,900)
320	strike price $1020, expires 5/17/08		(65,600)
330	strike price $1030, expires 6/21/08		(310,200)
300	strike price $1050, expires 6/21/08		(156,000)
	American Stock Exchange Oil Flex Index,
250	strike price $1500, expires 5/30/08		(888,750)
300	strike price $1550, expires 6/6/08		(662,100)
	American Stock Exchange Oil Index,
250	strike price $1480, expires 5/17/08		(817,500)
300	strike price $1580, expires 6/21/08		(592,500)
35	strike price $1590, expires 6/21/08		(63,000)
250	strike price $1600, expires 6/21/08		(380,000)
	American Stock Exchange Pharmaceutical Flex Index,
1,000	strike price $304, expires 5/2/08		(7,000)
1,000	strike price $314, expires 5/2/08		-
	American Stock Exchange Pharmaceutical Index,
600	strike price $300, expires 5/17/08		(264,000)
400	strike price $310, expires 5/17/08		(22,000)
	Nasdaq 100 Stock Index,
150	strike price $2025, expires 6/21/08		(345,000)
	Philadelphia Stock Exchange KBW Bank Index,
3,500	strike price $90, expires 6/21/08		(516,250)
3,000	strike price $92.50, expires 5/17/08		(67,500)
5,000	strike price $95, expires 5/17/08		(62,500)
4,500	strike price $95, expires 6/21/08		(270,000)

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2008 (unaudited)
Contracts		Value*
	Standard & Poors 500 Flex Index,
250	strike price $1375, expires 5/2/08	$(370,500)
250	strike price $1385, expires 5/9/08	(408,750)
250	strike price $1385, expires 5/30/08	(759,000)
250	strike price $1400, expires 5/2/08	(48,500)
300	strike price $1400, expires 6/6/08	(771,900)
	Standard & Poors 500 Index,
100	strike price $1375, expires 5/17/08	(269,500)
250	strike price $1390, expires 5/17/08	(463,750)
650	strike price $1400, expires 5/17/08	(910,000)
300	strike price $1425, expires 5/17/08	(151,500)
850	strike price $1440, expires 6/21/08	(1,262,250)
	Telecommunication Basket Index,
5,000	strike price $108.10, expires 5/23/08	(20,000)

	Total Call Options Written (premium received-$16,170,847)	(12,175,200)

	Total Investments, net of call options written (cost-$2,371,436,889)-99.8%	2,248,342,650

	Other assets less liabilities – 0.2%	3,763,844
	Net Assets-100.0%	$2,252,106,494

Notes to Schedules of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines approved by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $21,135,950, representing 0.94% of net assets are restricted.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2008.
(e)	Non-income producing
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NR—Not Rated
REIT—Real Estate Investment Trust

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2008 (unaudited)
Other Investments:
Transactions in call options written for the three months ended April 30, 2008 were:
	Contracts	Premiums
Options outstanding, January 31, 2008	37,100	$19,411,700
Options written	55,085	27,901,168
Options terminated in closing purchase transactions	(350)	(891,450)
Options expired	(60,450)	(30,250,571)
Options outstanding, April 30, 2008	31,385	$16,170,847

Fair Value Measurements—Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund's investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$1,715,657,661
Level 2 — Other Significant Observable Inputs	530,718,139
Level 3 — Significant Unobservable Inputs	1,966,850
Total	$2,248,342,650

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of April 30, 2008, were as follows:

Investments in
Securities
Beginning balance, January 31, 2008	$2,398,425
Net purchases (sales) and settlements	(431,766)
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	191
Transfers in and/or out of Level 3	-
Ending balance, April 30, 2008	$1,966,850

Item 2. Controls and Procedures

(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the
Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 24, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 24, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 24, 2008